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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9539
Colonial New York Insured Municipal Fund
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/05

Date of reporting period:	02/28/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

February 28, 2005 (Unaudited)	Colonial New York Insured Municipal Fund

		Par ($)	Value ($)*
Municipal Bonds – 150.1%
EDUCATION – 27.0%
Education – 27.0%
NY Niagara County Industrial Development Agency

	Niagara University,
	Series 2001 A,
	Insured: RAD

	5.350% 11/01/23	1,000,000	1,065,400

NY Schenectady Industrial Development Agency
	Union College,
	Series 1999 A,
	Insured: AMBAC

	5.450% 12/01/29	1,000,000	1,091,650
NY State Dormitory Authority
	Cooper Union, Series 1999,
	Insured: MBIA

	6.000% 07/01/19	1,000,000	1,126,960
	New York University,
	Series 1998 A,
	Insured: MBIA

	5.750% 07/01/27	1,500,000	1,793,265
	Series 2001,
	Insured: AMBAC

	5.500% 07/01/22	690,000	804,319
	Pratt Institute,
	Series 1999,
	Insured: RAD

	6.000% 07/01/28	500,000	558,950
	Yeshiva University,
	Series 2004,
	Insured: AMBAC

	5.250% 07/01/21	500,000	548,700
		Education Total	6,989,244
	EDUCATION TOTAL		6,989,244
HEALTH CARE – 26.1%
Continuing Care Retirement – 2.2%
NY State Dormitory Authority
	Miriam Osborn Memorial Home,
	Series 2000 B,
	Insured: ACA

	6.875% 07/01/19	300,000	339,582
NY Suffolk County Industrial Development Agency
	Jefferson Ferry,
	Series 1999 A,

	7.200% 11/01/19	200,000	217,088
	Continuing Care Retirement Total		556,670
Hospitals – 19.7%
NY State Dormitory Authority
	Memorial Sloan Center,
	Series 2003 1,
	Insured: MBIA

	(a) 07/01/25	1,000,000	389,450

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	New Island Hospital, Series 1999 B,
	Insured: MBIA

	5.750% 07/01/19	1,000,000	1,103,130
	New York Methodist Hospital,
	Series 2004,

	5.250% 07/01/18	250,000	268,795
	Sloan-Kettering Cancer Center,
	Series 1998,
	Insured: MBIA

	5.500% 07/01/23	1,000,000	1,156,670
	St. Francis Hospital,
	Series 1999 A,
	Insured: MBIA

	5.500% 07/01/29	1,000,000	1,084,250
	The New York & Presbyterian Hospital,
	Series 2004 A,
	Insured FSA

	5.250% 08/15/19	1,000,000	1,092,720
		Hospitals Total	5,095,015
Nursing Homes – 4.2%
NY Syracuse Housing Authority
	Loretto Rest, Series 1997 A,
	Insured: FHA

	5.700% 08/01/27	1,000,000	1,086,540
		Nursing Homes Total	1,086,540
	HEALTH CARE TOTAL		6,738,225
HOUSING – 5.0%
Assisted Living/Senior – 3.2%
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999,

	6.000% 05/01/29	200,000	192,806
NY State Dormitory Authority
	Willow Towers, Inc.,
	Series 2002,
	Guarantor: GNMA

	5.250% 02/01/22	500,000	539,170
NY Suffolk County Industrial Development Agency
	Gurwin Jewish Phase II,
	Series 2004,

	6.700% 05/01/39	100,000	103,154
	Assisted Living/Senior Total		835,130
Single Family – 1.8%
NY State Mortgage Agency
	Series 1999 8-2, AMT,

	5.650% 04/01/30	450,000	467,073
		Single Family Total	467,073
		HOUSING TOTAL	1,302,203

		Par ($)	Value ($)*
Municipal Bonds – (continued)
OTHER – 28.0%
Pool/Bond Bank – 2.3%
NY State Environmental Facilities Corp.
	Series 2000 B,

	5.700% 07/15/22	525,000	580,981
		Pool/Bond Bank Total	580,981
Refunded/Escrowed (b) – 25.7%
NY Albany Municipal Water Finance Authority
	Series 2000 A,
	Insured: FGIC

	6.375% 12/01/17	200,000	231,834
NY City Transportation Authority
	Series 1999 A,
	Insured: AMBAC

	5.250% 01/01/29	1,000,000	1,109,310
NY State Dormitory Authority
	State University of New York,
	Series 1999 C,
	Insured: MBIA

	5.500% 07/01/29	1,200,000	1,336,440
NY State Environmental Facilities Corp.
	Series 2000 B,

	5.700% 07/15/22	15,000	16,851
NY State Urban Development Corp.
	Correctional Facilities Services,
	Series 1999 C,
	Insured: AMBAC

	6.000% 01/01/29	1,000,000	1,122,780
	Personal Income Tax,
	Series 1999 C-1,
	Insured: MBIA

	5.000% 03/15/23	1,000,000	1,105,430
NY Triborough Bridge & Tunnel Authority
	Series 1992 Y,

	6.125% 01/01/21	1,390,000	1,721,487
	Refunded/Escrowed Total		6,644,132
		OTHER TOTAL	7,225,113
OTHER REVENUE – 2.1%
Recreation – 2.1%
NY New York City Cultural Trust
	American Museum of National History,
	Series 1997 A,
	Insured: MBIA

	5.650% 04/01/22	500,000	530,910
		Recreation Total	530,910
	OTHER REVENUE TOTAL		530,910
TAX-BACKED – 15.0%
Local General Obligations – 1.3%
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1999 A,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
Local General Obligations – (continued)
	Insured: FSA

	5.500% 08/01/23	300,000	328,644
	Local General Obligations Total		328,644
Special Non-Property Tax – 11.5%
NY Metropolitan Transportation Authority
	Series A,
	Insured: FGIC

	5.250% 11/15/18	400,000	455,084
NY Sales Tax Asset Receivables Corp.
	Series 2004 A,
	Insured: MBIA

	5.000% 10/15/26	1,000,000	1,055,480
NY State Thruway Authority
	Personal Income Tax Revenue,
	Series 2004 A,
	Insured: AMBAC

	5.000% 03/15/23	1,000,000	1,063,180
VI Virgin Islands Public Finance Authority
	Series 1999,

	6.500% 10/01/24	350,000	401,548
		Special Non-Property Tax Total	2,975,292
State Appropriated – 2.2%
NY Metropolitan Transportation Authority
	Series 2002,
	Insured: FGIC

	5.500% 07/01/17	500,000	574,045
		State Appropriated Total	574,045
		TAX-BACKED TOTAL	3,877,981
TRANSPORTATION – 25.2%
Air Transportation – 0.4%
NY City Industrial Development Agency
	British Airways PLC,
	Series 2002, AMT,

	7.625% 12/01/32	100,000	104,904
		Air Transportation Total	104,904
Airports – 5.6%
NY Niagara Frontier Transportation Authority
	Series 1999 A, AMT,
	Insured: MBIA

	5.625% 04/01/29	1,350,000	1,445,634
		Airports Total	1,445,634
Ports – 6.5%
NY Port Authority of New York & New Jersey
	Series 2004, AMT,
	Insured: FSA

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Ports – (continued)
	5.500% 07/15/19	1,500,000	1,676,085
		Ports Total	1,676,085
Toll Facilities – 8.5%
NY State Thruway Authority
	Second General Highway & Bridge,
	Series A,
	Insured: MBIA

	5.000% 04/01/21(c)	1,000,000	1,066,910
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured MBIA

	5.500% 11/15/18	480,000	558,720

	5.500% 11/15/20	500,000	583,645
		Toll Facilities Total	2,209,275
Transportation – 4.2%
NY Metropolitan Transportation Authority
	Series 2002 A,
	Insured FSA

	5.000% 11/15/30	500,000	517,755
	Series 2002 E,
	Insured: MBIA

	5.500% 11/15/15	500,000	574,825
		Transportation Total	1,092,580
	TRANSPORTATION TOTAL		6,528,478
UTILITIES – 21.7%
Independent Power Producers – 3.0%
NY New York City Industrial Development Agency
	Brooklyn Navy Yard Partners,
	Series 1997, AMT,

	5.650% 10/01/28	300,000	292,362
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,

	6.750% 10/01/19	200,000	212,682

PR Commonwealth of Puerto Rico Industrial, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,

	6.625% 06/01/26	250,000	270,220
	Independent Power Producers Total		775,264
Municipal Electric – 8.3%
NY Long Island Power Authority
	Series 1998 A,
	Insured: AMBAC

	5.250% 12/01/26	1,000,000	1,065,510

		Par ($)	Value ($)*
Municipal Bonds – (continued)
UTILITY – (continued)
Municipal Electric – (continued)
	Series 2000 A,
	Insured: FSA

	(a) 06/01/19	2,000,000	1,082,800
	Municipal Electric Total		2,148,310
Water & Sewer – 10.4%
NY Buffalo Municipal Water Finance Authority
	Series 1999,
	Insured: FSA

	6.000% 07/01/29	1,450,000	1,619,665
NY City Municipal Water Finance Authority
	Water & Sewer Systems Revenue,
	Series 2004 B,
	Insured: AMBAC

	5.000% 06/15/22	1,000,000	1,068,630
		Water & Sewer Total	2,688,295
		UTILITIES TOTAL	5,611,869
	Total Municipal Bonds (cost of $35,114,576)		38,804,023
Short-Term Obligations – 2.7%
VARIABLE RATE DEMAND NOTES (d) – 2.7%
NY City
	Sub-Series 1993 A-4,
	LOC: Bayerische LandesBank,

	1.750% 08/01/22	100,000	100,000
	Sub-Series 1993 A-7,
	LOC: Morgan Guaranty Trust,

	1.750% 08/01/19	200,000	200,000
	Sub-Series A-10,
	LOC: Morgan Guaranty Trust,

	1.660% 08/01/17	300,000	300,000
NY City Municipal Water Finance Authority
	Water & Sewer Systems Revenue,
	Series 1994 G,
	SPA: FGIC-SPI,

	1.750% 06/15/24	100,000	100,000
	VARIABLE RATE DEMAND NOTES TOTAL		700,000

	Total Short-Term Obligations (cost of $700,000)		700,000

	Total Investments – 152.8% (cost of $35,814,576)(e)(f)		39,504,023

	Auction Preferred Shares plus cumulative unpaid distributions – (54.5)%		(14,101,834)

	Other Assets & Liabilities, Net – 1.7%		445,880

	Net Assets – 100.0%		25,848,069

Notes to Investment Portfolio:

* Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)          Zero coupon bond.

(b)         The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)          A portion of the security with a market value of $1,024,234 is pledged as collateral for open futures contracts.

(d)         Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflects the rate as of February 28, 2005.

(e)          Cost for federal income tax purposes is $35,765,663.

(f)            Unrealized appreciation and depreciation at February 28, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$3,762,764	$(24,404)	$3,738,360

Acronym	Name
ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement

At February 28, 2005, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	52	$5,765,500	$5,748,921	Mar-2005	$(16,579)

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial New York Insured Municipal Fund

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 27, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 27, 2005